Other investments - Financial assets measured at FVTPL (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	¥ 210,523	¥ 102,968
Financial assets measured at FVTPL
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	210,523	102,968
Financial assets measured at FVTPL | Investment in a trust investment scheme
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	208,649	102,968
Financial assets measured at FVTPL | Other
Disclosure of financial assets [line items]
Financial assets measured at FVTPL	¥ 1,874	¥ 0